TCW/DW GLOBAL TELECOM TRUST                            Two World Trade Center,
LETTER TO THE SHAREHOLDERS May 31, 1998                New York, New York 10048

DEAR SHAREHOLDER:

The fiscal year ended May 31, 1998, was quite a challenging period for investors in international and technology stocks. During this period, investor opinion vacillated regarding the extent and ramifications of the Asian economic crisis. Companies outside the large-cap universe were the first to be affected by the Asian turmoil as investors sought safety in more liquid, better known companies. Technology stocks were hit particularly hard during the year, since Asia accounts for a significant portion of technology demand, increasing investor concerns regarding the performance of this sector.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended May 31, 1998, TCW/DW Global Telecom Trust's Class B shares produced a total return of 27.30 percent, compared to a return of 30.67 percent for the S&P 500 Composite Stock Price Index (S&P 500) and
13.20 percent for the Lipper Science and Technology Funds Index (Lipper Index). Since their inception on July 28, 1997, the Fund's Class A, C and D shares had total returns of 12.64 percent, 11.86 percent and 12.80 percent, respectively. During this period, the Fund's benchmarks, the Lipper Index and the S&P 500, returned -1.64 percent and 18.22 percent, respectively. (Note: the total return for the Lipper Index is for the period July 31, 1997 through May 31, 1998.) The performance of the Fund's four share classes varies because of differing expenses.

The Fund more than doubled the performance of its peer group during this fiscal year, although it did underperform the broader S&P 500. Unlike the S&P 500, the Fund invests primarily in domestic and foreign companies operating in all aspects of the telecommunications and information industries. As mentioned, these sectors were negatively influenced by the Asian crisis and thus underperformed the general market. Furthermore, the S&P 500, which is capitalization weighted, benefited from the strong outperformance of large-cap stocks relative to small-cap stocks, which include many technology-related companies.

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception (August 28, 1996) through May 31, 1998, versus a similar investment in the issues that comprise the S&P 500 Index and the Lipper Science and Technology Funds Index.

The Fund's unique portfolio construction by market segment and geographical location has provided an added degree of diversification. The Fund's North American holdings (approximately 71 percent of net assets), dominated by smaller niche companies, contributed significantly to its performance. The Fund's foreign holdings (29 percent of net assets) also contributed positively to the Fund's performance despite the tremendous volatility experienced abroad.

Within the telecommunications and information industries, approximately 35 percent of the portfolio is invested in transporters of telecommunications (e.g., voice, video and data), 23 percent in enabling technology (e.g., Cisco), 21 percent in content providers (e.g., Sterling Commerce) and 18 percent in infrastructure (e.g., Ericsson).

Over the past year, one of the major investment themes within the telecommunications arena has been Internet commerce. Growth within this sector is forecast at more than 75 percent this year, to almost $5 billion. By the year 2000, this growth is expected to double to $10 billion. The Fund's addition of Infoseek increased its exposure to this growing sector to nearly 8 percent of the portfolio.

LOOKING AHEAD

While the telecommunications sector may continue to be negatively affected by the Asian crisis over the short-term, TCW Funds Management, Inc., the Fund's adviser, believes that the telecommunications area continues to offer outstanding long-term investment opportunities. Supporting this view are several positive long-term trends, including the worldwide infrastructure expansion of existing communications networks, the growth of wireless networks and the gradual shift from analog to digital technologies.

Furthermore, TCW believes that the various industries within the telecommunications sector will continue to converge via mergers and strategic acquisitions. Recent examples of this trend include the acquisitions of MCI by WorldCom, TCI and Teleport by AT&T, and Tellabs by Ciena, as well as the continuing consolidations among the regional telephone companies. TCW expects the pace of acquisition to accelerate over the next few years and believes that the Fund is well positioned to benefit from further convergence within the telecommunications industry.

TCW/DW GLOBAL TELECOM TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998

We appreciate your ongoing support of TCW/DW Global Telecom Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW GLOBAL TELECOM TRUST
FUND PERFORMANCE May 31, 1998

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                           GROWTH OF $10,000 Class--B
                               ($ in thousands)

Date                     TOTAL            S&P 500(4)      LIPPER(5)
----                     -----            -------         ------
August 28, 1996         $10,000           $10,000        $10,000
May 31, 1997            $11,430           $12,978        $12,233
May 31, 1998            $14,151(3)        $16,958        $13,847


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
                        AVERAGE ANNUAL TOTAL RETURNS*
-----------------------------------------------------------------------------

                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 5/31/98
------------------------
1 year                       27.30%(1)    22.30%(2)
From Inception (8/28/96)     23.83%(1)    21.87%(2)

                 CLASS C SHARES++
--------------------------------------------------
PERIOD ENDED 5/31/98
------------------------
FROM INCEPTION (7/28/97)      11.86%(1)   10.86%(2)

                 CLASS A SHARES+
-------------------------------------------------
PERIOD ENDED 5/31/98
------------------------
From Inception (7/28/97)     12.64%(1)    6.73%(2)


                 CLASS D SHARES#
--------------------------------------------------
PERIOD ENDED 5/31/98
------------------------
From Inception (7/28/97)     12.80%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 4% CDSC, assuming a complete redemption on May 31, 1998.

(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Science and Technology Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science and Technology Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.


* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5%.
   The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1%
   for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS
              AND RIGHTS (99.1%)
              BRAZIL (5.7%)
              Telephones
  1,600,000   Cia Riograndense Telecomunicacoes S.A. (Pref.) ..................  $1,724,617
     42,341   Cia Riograndense Telecomunicacoes S.A. (Rights)* ................      --
              Telecomunicacoes Brasileiras
     20,000   S.A.-Telebras (ADR)  ............................................   2,132,500
 11,000,000   Telecomunicacoes de Minas Gerais-Telemig ........................   1,109,179
 11,000,000   Telecomunicacoes de Minas Gerais-Telemig (Pref.)* ...............     564,152
 25,000,000   Telecomunicacoes do Rio de Janeiro S.A.-Telerj ..................   2,086,231
 25,000,000   Telecomunicacoes do Rio de Janeiro S.A.-Telerj (Pref.)* .........   1,825,452
                                                                               --------------
              TOTAL BRAZIL  ...................................................   9,442,131
                                                                               --------------
              CANADA (4.7%)
              Computer Software
     95,300   Cognicase Inc.  .................................................   1,453,325
    114,100   CrossKeys Systems Corp.*  .......................................   1,162,394
    600,000   Sanga International Inc.* **  ...................................   3,000,000
                                                                               --------------
                                                                                  5,615,719
                                                                               --------------
              Telecommunications
    190,400   Clearnet Communications Inc. (Class A)*  ........................   2,165,800
                                                                               --------------
              TOTAL CANADA  ...................................................   7,781,519
                                                                               --------------
              CHINA (0.8%)
              Telephones
     40,000   China Telecom (Hong Kong) Ltd. (ADR)*  ..........................   1,425,000
                                                                               --------------
              FINLAND (2.4%)
              Telecommunications
     60,588   Nokia Corp. (ADR)  ..............................................   3,934,433
                                                                               --------------
              HONG KONG (0.9%)
              Telecommunications
    160,000   APT Satellite Holdings Ltd. (ADR)*  .............................   1,520,000
                                                                               --------------
              INDIA (0.9%)
              Telecommunications
    125,000   Videsh Sanchar Nigam Ltd. (GDR)*  ...............................  $1,485,000
                                                                               --------------
              ISRAEL (2.4%)
              Telecommunications
     70,000   ECI Telecommunications Limited Designs ..........................   2,213,750
     60,000   Gilat Satellite Networks Ltd.  ..................................   1,860,000
                                                                               --------------
              TOTAL ISRAEL  ...................................................   4,073,750
                                                                               --------------
              ITALY (2.7%)
              Communications Equipment
    800,000   Pirelli SpA  ....................................................   2,636,693
                                                                               --------------
              Telecommunications
    250,000   Telecom Italia SpA ..............................................   1,887,310
                                                                               --------------
              TOTAL ITALY  ....................................................   4,524,003
                                                                               --------------
              JAPAN (3.8%)
              Computers
    130,000   Fujitsu Ltd. ....................................................   1,488,657
                                                                               --------------
              Electronic Components
     17,700   Hitachi Ltd. (ADR)  .............................................   1,174,838
                                                                               --------------
              Telephones
      1,300   DDI Corp.  ......................................................   3,726,323
                                                                               --------------
              TOTAL JAPAN  ....................................................   6,389,818
                                                                               --------------
              MEXICO (1.3%)
              Telephones
     44,400   Telefonos de Mexico S.A. de C.V. (Series L)(ADR)  ...............   2,106,225
                                                                               --------------
              NETHERLANDS (0.9%)
              Electronics
     15,000   Philips Electronics N.V.  .......................................   1,426,875
                                                                               --------------
              PERU (1.3%)
              Telephones
    100,000   Telefonica del Peru S.A. (ADR)  .................................   2,162,500
                                                                               --------------
              RUSSIA (0.6%)
              Telephones
     20,000   Vimpel-Communications (ADR)* ...................................     968,750
                                                                               --------------

                      SEE NOTES TO FINANCIAL STATEMENTS
TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998, continued

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
              SINGAPORE (0.6%)
              Wire & Cable
   151,300    Asia Pacific Wire & Cable Corp.* ................................  $1,096,925
                                                                               --------------
              SWEDEN (2.5%)
              Telecommunications
   151,800    Ericsson (L.M.) Telephone Co. (Class B)(ADR) ....................   4,231,425
                                                                               --------------
              UNITED KINGDOM (1.7%)
              Telecommunications
    95,000    Esat Telecom Group PLC (ADR)* ...................................   2,850,000
                                                                               --------------
              UNITED STATES (64.8%)
              Broadcast Media
              Cox Communications, Inc.
    46,600    (Class A)* ......................................................   2,035,837
    61,400    Sinclair Broadcast Group, Inc.* .................................   1,561,862
                                                                               --------------
                                                                                  3,597,699
                                                                               --------------
              Business Services
    44,700    Cognizant Corp. .................................................   2,380,275
   109,800    LCC International, Inc. (Class A)* ..............................   1,756,800
    69,000    Omnicom Group, Inc.  ............................................   3,230,062
                                                                               --------------
                                                                                  7,367,137
                                                                               --------------
              Cable Television Equipment
    42,000    CIENA Corp.*  ...................................................   2,173,500
                                                                               --------------
              Cable/Cellular
    57,200    Houston Industries, Inc. $3.22 (Conv. Pref.) ....................   3,982,550
                                                                               --------------
              Commercial & Consumer Services
   100,800    Cendant Corp.* ..................................................   2,186,100
                                                                               --------------
              Communications-Equipment & Software
    41,300    Cisco Systems, Inc.* ............................................   3,118,150
   117,600    Pairgain Technologies, Inc.* ....................................   1,837,500
    35,100    Tellabs, Inc.* ..................................................   2,410,931
                                                                               --------------
                                                                                  7,366,581
                                                                               --------------
              Communications-Equipment/
              Manufacturers
    51,300    3Com Corp.*  ....................................................   1,301,737
    68,200    Andrew Corp.*  ..................................................   1,496,137
                                                                               --------------
                                                                                  2,797,874
                                                                               --------------
              Communications-Equipment
    45,000    ADC Telecommunications, Inc.* ...................................   1,254,375
   134,300    FORE Systems, Inc.* .............................................   2,929,419
    55,800    MRV Communications, Inc.* .......................................  $1,297,350
    96,000    Xircom, Inc.* ...................................................   1,500,000
                                                                               --------------
                                                                                  6,981,144
                                                                               --------------
              Computer Software
   158,000    Pervasive Software, Inc.* .......................................   1,757,750
    64,400    Security Dynamics Technologies, Inc.* ...........................   1,352,400
                                                                               --------------
                                                                                  3,110,150
                                                                               --------------
              Computer Software & Services
    95,800    Checkfree Holdings Corp.* .......................................   2,167,475
    56,500    Sterling Commerce, Inc.*  .......................................   2,242,344
                                                                               --------------
                                                                                  4,409,819
                                                                               --------------
              Consumer Services
    64,800    E*TRADE Group, Inc.* ............................................   1,401,300
                                                                               --------------
              Electrical Equipment
   300,000    Jinpan International Ltd.* ......................................   1,875,000
                                                                               --------------
              Electronics & Electrical
    69,700    Cymer, Inc.* ....................................................   1,324,300
    32,500    Teradyne, Inc.* .................................................     999,375
                                                                               --------------
                                                                                  2,323,675
                                                                               --------------
              Electronics-Semiconductors/
              Components
    22,600    Intel Corp.  ....................................................   1,613,075
    64,200    Maxim Integrated Products, Inc.* ................................   2,142,675
                                                                               --------------
                                                                                  3,755,750
                                                                               --------------
              Home Entertainment
    55,800    Electronic Arts, Inc.* ..........................................   2,413,350
   134,400    T-HQ, Inc.* .....................................................   3,192,000
                                                                               --------------
                                                                                  5,605,350
                                                                               --------------
              Internet
    87,500    At Home Corp. (Series A)* .......................................   3,029,688
    62,100    Infoseek Corp.*  ................................................   1,432,181
    94,700    USWeb Corp.*  ...................................................   1,994,619
                                                                               --------------
                                                                                  6,456,488
                                                                               --------------
              Media
    98,100    Tele-Communications Liberty Media Group (Class A)*  .............   3,225,038
   204,400    VDI Media*  .....................................................   3,066,000
                                                                               --------------
                                                                                  6,291,038
                                                                               --------------
              Publishing
    50,100    Mecklermedia Corp.*  ............................................   1,039,575
   129,800    Ziff-Davis Inc.*  ...............................................   2,190,375
                                                                               --------------
                                                                                  3,229,950
                                                                               --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
PORTFOLIO OF INVESTMENTS May 31, 1998, continued

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
              Publishing-Newspaper
    31,400    Tribune Co....................................................... $  2,099,875
                                                                               --------------
              Telecommunications
    43,100    Advanced Fibre Communications, Inc.* ............................    1,594,700
   176,200    Boston Communications Group, Inc.* ..............................    1,497,700
   250,000    Euronet Services, Inc.  .........................................    1,468,750
   400,000    General DataComm Industries, Inc.* ..............................    1,825,000
    85,000    Global Telesystems Group, Inc.* .................................    3,251,250
    34,500    Iridium World Communications Ltd.  ..............................    1,897,500
    39,100    NEXTLINK Communications, Inc. (Class A)*  .......................    1,216,988
    84,100    Premiere Technologies, Inc.* ....................................    2,007,888
   107,000    Primus Telecommunications Group, Inc.* ..........................    1,952,750
              RSL Communications, Ltd.
   100,000    (Class A)*  .....................................................    2,475,000
   103,600    SmarTalk Teleservices, Inc.* ....................................    1,897,175
    44,700    Teleport Communications Group Inc. (Class A)*  ..................    2,497,613
   160,000    Tricom, S.A. (ADR)* .............................................    1,350,000
                                                                               --------------
                                                                                  24,932,314
                                                                               --------------
              Telecommunications-Cellular/
              Wireless
    40,000    Airtouch Communications, Inc.* ..................................    1,905,000
    89,600    Nextel Communications, Inc. (Class A)*  .........................    2,105,600
                                                                               --------------
                                                                                   4,010,600
                                                                               --------------
              Utilities-Telecommunications
    29,400    Intermedia Communications, Inc.* ................................    2,175,600
                                                                               --------------
              TOTAL UNITED STATES  ............................................  108,129,494
                                                                               --------------
              VENEZUELA (1.1%)
              Telephones
              Compania Anonima Nacional Telefonos de Venezuela
    60,000    (ADR) * .........................................................    1,848,750
                                                                               --------------

                                                                                 VALUE
--------------------------------------------------------------------------------------------
             TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
             (Identified Cost $144,178,555)(a).......................  99.1%    $165,396,598
                    CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..   0.9        1,425,602
                                                                      -----     ------------
                 NET ASSETS ......................................... 100.0%    $166,822,200
                                                                      =====     ============

------------
ADR     American Depository Receipt.
GDR     Global Depository Receipt.
*       Non-income producing security.
**      Restricted security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $34,887,310 and the aggregate gross unrealized depreciation is $13,669,267, resulting in net unrealized appreciation of $21,218,043.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
SUMMARY OF INVESTMENTS May 31, 1998

                                                          PERCENT
                                                           OF NET
INDUSTRY                                        VALUE      ASSETS
-----------------------------------------   ------------  -------
Broadcast Media ..........................  $  3,597,699     2.2%
Business Services ........................     7,367,137     4.4
Cable Television Equipment ...............     2,173,500     1.3
Cable/Cellular ...........................     3,982,550     2.4
Commercial & Consumer Services ...........     2,186,100     1.3
Communications -Equipment & Software  ....     7,366,581     4.4
Communications -Equipment/Manufacturers  .     2,797,874     1.7
Communications Equipment .................     9,617,837     5.8
Computer Software ........................     8,725,869     5.2
Computer Software & Services .............     4,409,819     2.6
Computers ................................     1,488,657     0.9
Consumer Services ........................     1,401,300     0.8
Electrical Equipment .....................     1,875,000     1.1
Electronic Components ....................     1,174,838     0.7
Electronics ..............................     1,426,875     0.9
Electronics & Electrical .................     2,323,675     1.4
Electronics -Semiconductors/Components  ..     3,755,750     2.2
Home Entertainment .......................     5,605,350     3.4
Internet .................................     6,456,488     3.9
Media ....................................     6,291,038     3.8
Publishing ...............................     3,229,950     1.9
Publishing -Newspaper ....................     2,099,875     1.3
Telecommunications .......................    47,080,032    28.2
Telecommunications -Cellular/Wireless  ...     4,010,600     2.4
Telephones ...............................    21,679,679    13.0
Utilities -Telecommunications ............     2,175,600     1.3
Wire & Cable .............................     1,096,925     0.6
                                           -------------- ------
                                            $165,396,598    99.1%
                                           ============== ======

                                                 PERCENT OF
TYPE OF INVESTMENT                  VALUE        NET ASSETS
-----------------------------  -------------- ------------
Common Stocks ................  $157,299,827       94.3%
Convertible Preferred Stocks       3,982,550        2.4
Preferred Stocks .............     4,114,221        2.4
                               -------------- ------------
                                $165,396,598       99.1%
                               ============== ============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998

 ASSETS:
Investments in securities, at value
 (identified cost $144,178,555) ............    $165,396,598
Cash .......................................         329,239
Receivable for:
  Investments sold .........................       3,621,891
  Shares of beneficial interest sold  ......         385,028
  Dividends ................................          84,633
  Interest .................................          30,698
Deferred organizational expenses ...........         111,518
Prepaid expenses and other assets ..........         105,600
                                             ---------------
  TOTAL ASSETS .............................     170,065,205
                                             ---------------
LIABILITIES:
Payable for:
  Investments purchased ....................       2,826,110
  Shares of beneficial interest
   repurchased .............................         131,900
  Plan of distribution fee .................         110,143
  Management fee ...........................          89,196
  Investment advisory fee ..................          59,464
Accrued expenses and other payables  .......          26,192
                                             ---------------
  TOTAL LIABILITIES ........................       3,243,005
                                             ---------------
  NET ASSETS ...............................    $166,822,200
                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ............................    $124,359,589
Net unrealized appreciation ................      21,217,915
Net investment loss ........................         (18,845)
Accumulated undistributed net realized
 gain.......................................      21,263,541
                                             ---------------
  NET ASSETS ...............................    $166,822,200
                                             ===============
CLASS A SHARES:
Net Assets .................................        $966,443
Shares Outstanding (unlimited authorized,
 $.01 par value) ...........................          68,811
  NET ASSET VALUE PER SHARE ................          $14.04
                                             ===============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net
   asset value) ............................          $14.82
                                             ===============
CLASS B SHARES:
Net Assets .................................    $165,285,396
Shares Outstanding (unlimited authorized,
 $.01 par value) ...........................      11,832,228
  NET ASSET VALUE PER SHARE ................          $13.97
                                             ===============
CLASS C SHARES:
Net Assets .................................        $559,065
Shares Outstanding (unlimited authorized,
 $.01 par value) ...........................          40,065
  NET ASSET VALUE PER SHARE ................          $13.95
                                             ===============
CLASS D SHARES:
Net Assets .................................         $11,296
Shares Outstanding (unlimited authorized,
 $.01 par value) ...........................             803
  NET ASSET VALUE PER SHARE ................          $14.07
                                             ===============

STATEMENT OF OPERATIONS
For the year ended May 31, 1998*

 NET INVESTMENT INCOME:
INCOME
Dividends (net of $73,845 foreign
 withholding tax) .........................  $ 1,105,413
Interest ..................................      144,228
                                            -------------
  TOTAL INCOME ............................    1,249,641
                                            -------------
EXPENSES
Plan of distribution fee (Class A Shares)            736
Plan of distribution fee (Class B Shares)      1,206,683
Plan of distribution fee (Class C Shares)          2,932
Management fee ............................      910,689
Investment advisory fee ...................      607,126
Transfer agent fees and expenses ..........      219,574
Registration fees .........................       51,959
Custodian fees ............................       43,110
Professional fees .........................       42,538
Trustees' fees and expenses ...............       39,619
Organizational expenses ...................       34,925
Shareholder reports and notices ...........       26,134
Foreign exchange provisional tax ..........       20,095
Other .....................................       12,757
                                            -------------
  TOTAL EXPENSES ..........................    3,218,877
                                            -------------
  NET INVESTMENT LOSS .....................   (1,969,236)
                                            -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
  Investments .............................   28,200,756
  Foreign exchange transactions ...........      (19,991)
                                            -------------
  NET GAIN ................................   28,180,765
                                            -------------
Net change in unrealized appreciation on:
  Investments .............................    7,811,237
  Translation of other assets and
   liabilities denominated in foreign
   currencies .............................          547
                                            -------------
  NET APPRECIATION ........................    7,811,784
                                            -------------
  NET GAIN ................................   35,992,549
                                            -------------
NET INCREASE ..............................  $34,023,313
                                            =============

------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE PERIOD
                                                          FOR THE YEAR        AUGUST 28,
                                                              ENDED            1996*
                                                             MAY 31,          THROUGH
                                                             1998**          MAY 31, 1997
  ----------------------------------------------------    ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................    $ (1,969,236)    $ (1,003,201)
Net realized gain .....................................      28,180,765        1,507,340
Net change in unrealized appreciation .................       7,811,784       13,406,131
                                                        ---------------    -------------
  NET INCREASE ........................................      34,023,313       13,910,270
                                                        ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares ........................................          (8,783)              --
Class B shares ........................................      (5,580,481)              --
Class C shares ........................................         (12,951)              --
Class D shares ........................................            (380)              --
                                                        ---------------    -------------
  TOTAL DISTRIBUTIONS .................................      (5,602,595)              --
                                                        ---------------    -------------
Net increase from transactions in shares of beneficial
 interest .............................................      16,161,166      108,230,046
                                                        ---------------    -------------
  NET INCREASE ........................................      44,581,884      122,140,316
NET ASSETS:
Beginning of period ...................................     122,240,316          100,000
                                                        ---------------    -------------
  END OF PERIOD
  (Including a net investment loss of $18,845
  and $0, respectively) ...............................    $166,822,200     $122,240,316
                                                        ===============    =============

------------

*      Commencement of operations.
**     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998
1. ORGANIZATIONAL AND ACCOUNTING POLICIES

TCW/DW Global Telecom Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in securities of domestic and foreign companies operating in all aspects of the telecommunications and information industries. The Fund was organized as a Massachusetts business trust on March 28, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. ("MSDWA"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on August 28, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

Effective June 22, 1998, the following entities have changed their name:

  OLD NAME                              NEW NAME
 -------------------------------------  ---------------------------------------------------
Dean Witter InterCapital Inc.           Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.           Morgan Stanley Dean Witter Distributors Inc.
Dean Witter Services Company Inc.       Morgan Stanley Dean Witter Services Company Inc.


The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS--Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES--MSDWA paid the organizational expenses in the amount of approximately $172,000 which has been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of
Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $7,673,197 at May 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $430,611, and $393, respectively, and received $11,497 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1998 aggregated $179,976,218 and $170,506,083, respectively.

For the year ended May 31, 1998, the Fund incurred brokerage commissions of $3,460 with Morgan Stanley & Co., Inc., an affiliate of the Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE PERIOD
                                        FOR THE YEAR                AUGUST 28, 1996*
                                            ENDED                       THROUGH
                                        MAY 31, 1998                  MAY 31, 1997
                                ----------------------------- ----------------------------
                                    SHARES         AMOUNT        SHARES         AMOUNT
                                ------------- --------------  ------------ --------------
CLASS A SHARES**
Sold...........................       70,641    $  1,010,003       --             --
Reinvestment of distributions            687           8,164
Redeemed.......................       (2,517)        (35,654)      --             --
                                ------------- --------------  ------------ --------------
Net increase-Class A...........       68,811         982,513       --             --
                                ------------- --------------  ------------ --------------
CLASS B SHARES
Sold...........................    2,865,878      38,687,349   11,662,388    $118,594,978
Reinvestment of distributions .      444,412       5,270,720       --             --
Redeemed.......................   (2,172,212)    (29,334,428)    (978,238)    (10,364,932)
                                ------------- --------------  ------------ --------------
Net increase-Class B...........    1,138,078      14,623,641   10,684,150     108,230,046
                                ------------- --------------  ------------ --------------
CLASS C SHARES**
Sold...........................       43,731         598,390       --             --
Reinvestment of distributions .        1,064          12,611       --             --
Redeemed.......................       (4,730)        (66,384)      --             --
                                ------------- --------------  ------------ --------------
Net increase-Class C ..........       40,065         544,617       --             --
                                ------------- --------------  ------------ --------------
CLASS D SHARES**
Sold...........................          771          10,015       --             --
Reinvestment of distributions .           32             380       --             --
                                ------------- --------------  ------------ --------------
Net increase-Class D...........          803          10,395       --             --
                                ------------- --------------  ------------ --------------
Net increase in Fund...........    1,247,757    $ 16,161,166   10,684,150    $108,230,046
                                ============= ==============  ============ ==============

------------
*      Commencement of operations.
**     For the period July 28, 1997 (issue date) through May 31, 1998.

TCW/DW GLOBAL TELECOM TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998, continued

7. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $19,000 during fiscal 1998.

As of May 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $107,536, accumulated undistributed net realized gain was charged $1,842,855 and net investment loss was credited $1,950,391.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At May 31, 1998, there were no outstanding forward contracts.

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE YEAR    FOR THE PERIOD
                                                 ENDED       AUGUST 28, 1996*
                                                MAY 31,          THROUGH
                                                1998**++       MAY 31, 1997
------------------------------------------  --------------- ----------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....     $ 11.43          $ 10.00
                                            --------------- ----------------
Net investment loss........................       (0.17)           (0.09)
Net realized and unrealized gain ..........        3.20             1.52
                                            --------------- ----------------
Total from investment operations...........        3.03             1.43
Less distributions from net realized gain         (0.49)            --
                                            --------------- ----------------
Net asset value, end of period ............     $ 13.97          $ 11.43
                                            =============== ================
TOTAL INVESTMENT RETURN+...................       27.30 %          14.30 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................        2.12 %           2.38 %(2)
Net investment loss........................       (1.30)%          (1.27)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..    $165,284         $122,240
Portfolio turnover rate ...................         116 %             80 %(1)
Average commission rate paid...............     $0.0049          $0.0283

------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                            MAY 31, 1998++
------------------------------------------  --------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....     $ 12.99
                                            --------------
Net investment loss .......................       (0.09)
Net realized and unrealized gain ..........        1.63
                                            --------------
Total from investment operations ..........        1.54
Less distributions from net realized gain         (0.49)
                                            --------------
Net asset value, end of period ............     $ 14.04
                                            ==============
TOTAL INVESTMENT RETURN+ ..................       12.64 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................        1.52 %(2)
Net investment loss .......................       (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..     $   966
Portfolio turnover rate....................         116 %
Average commission rate paid...............     $0.0049
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....     $ 12.99
                                            --------------
Net investment loss .......................       (0.17)
Net realized and unrealized gain ..........        1.62
                                            --------------
Total from investment operations...........        1.45
Less distributions from net realized gain .       (0.49)
                                            --------------
Net asset value, end of period ............     $ 13.95
                                            ==============
TOTAL INVESTMENT RETURN+ ..................       11.86 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................        2.30 %(2)
Net investment loss .......................       (1.52)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...     $   559
Portfolio turnover rate ...................         116 %
Average commission rate paid...............     $0.0049

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
FINANCIAL HIGHLIGHTS, continued

                                           FOR THE PERIOD
                                           JULY 28, 1997*
                                               THROUGH
                                           MAY 31, 1998++
-----------------------------------------  --------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ....     $ 12.99
                                           --------------
Net investment loss ......................       (0.05)
Net realized and unrealized gain  ........        1.62
                                           --------------
Total from investment operations  ........        1.57
Less distributions from net realized
 gain.....................................       (0.49)
                                           --------------
Net asset value, end of period ...........     $ 14.07
                                           ==============
TOTAL INVESTMENT RETURN+ .................       12.80 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................        1.33 %(2)
Net investment loss ......................       (0.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..     $    11
Portfolio turnover rate...................         116 %
Average commission rate paid..............     $0.0049

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW GLOBAL TELECOM TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW GLOBAL TELECOM TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Global Telecom Trust (the "Fund") at May 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
July 10, 1998

       -----------------------------------------------------------------------
                        1998 FEDERAL TAX NOTICE (unaudited)

       For the year ended May 31, 1998, the Fund paid to shareholders $0.05 per share from long-term capital gains. This $0.05 distribution is taxable as 28% rate gain.
       -----------------------------------------------------------------------

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TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Robert M. Hanisee
Vice President

John A. Healey
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PrcewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Morgan Stanley Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

TCW/DW
GLOBAL TELECOM TRUST
[graphic]

ANNUAL REPORT

MAY 31, 1998